Consolidated Balance Sheets - USD ($) $ in Millions		Jun. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 16	$ 4		$ 27
Restricted cash - Bondco (Note 11)		64	56		52
Trade accounts receivable from nonaffiliates - net (Note 11)		430	407		385
Trade accounts and other receivables from affiliates - net (Note 10)		138	118		135
Amounts receivable from members related to income taxes (Note 10)		29	180		23
Materials and supplies inventories - at average cost		76	73		65
Prepayments and other current assets		89	88		79
Total current assets		842	926		766
Restricted cash - Bondco (Note 11)			16		16
Investments and other property (Note 11)		98	97		91
Property, plant and equipment - net (Note 11)		12,777	12,463		11,902
Goodwill (Notes 11)		4,064	4,064		4,064
Other noncurrent assets		71	67		71
Total assets		19,173	19,062		18,234
Current liabilities:
Short-term borrowings (Note 5)		780	711		745
Trade accounts payable to nonaffiliates		179	202		178
Amounts payable to members related to income taxes (Note 10)		12	24		23
Accrued taxes other than amounts related to income taxes		103	174		169
Accrued interest		83	93		95
Other current liabilities		136	156		135
Total current liabilities		1,404	1,999		1,476
Long-term debt, less amounts due currently (Note 6)		5,680	4,997		5,381
Liability in lieu of deferred income taxes (Notes 10)		2,514	2,559		2,414
Other noncurrent liabilities and deferred credits (Notes 11)		2,024	1,989		1,554
Total liabilities		11,622	$ 11,544		$ 10,825
Commitments and contingencies (Note 7)
Membership interests (Note 8):
Capital account - number of interests outstanding 2015 and 2014 - 635,000,000		7,656	$ 7,625		$ 7,457
Accumulated other comprehensive loss		(105)	(107)		(48)
Total membership interests		7,551	7,518		7,409
Total liabilities and membership interests		19,173	19,062		18,234
Oncor
Current assets:
Regulatory assets - net (Note 4)		1,274	1,321		1,098
Current liabilities:
Long-term debt due currently (Note 6)	[1]		500
Long-term debt, less amounts due currently (Note 6)		5,680	4,956	[1]	5,202	[1]
Bondco
Current assets:
Regulatory assets - net (Note 4)		47	108		226
Current liabilities:
Long-term debt due currently (Note 6)		$ 111	139	[2]	131	[2]
Long-term debt, less amounts due currently (Note 6)	[2]		$ 41		$ 179

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor's other secured indebtedness. See "Deed of Trust" below for additional information.
[2]	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.